Business Combinations	12 Months Ended
Mar. 31, 2019
Disclosure Of Business Combinations [Abstract]
Business Combinations
8)	BUSINESS COMBINATIONS
a)	Acquisition of ibibo Group

On January 31, 2017, MakeMyTrip Limited (‘MMYT’) acquired 100% of the outstanding shares and voting interest of Ibibo Group Holdings (Singapore) Pte. Ltd. (‘ibibo Group’), a subsidiary of MIH Internet SEA Pte. Ltd. (‘Parent’) (which was jointly owned by Naspers Limited and Tencent Holdings Limited).

Through this acquisition, MMYT intended to bring together a bouquet of leading consumer travel brands in India, including MakeMyTrip, goibibo and redBus. MMYT aims to create one of the leading travel groups in India that provides a one-stop shop for all Indian travellers and serves as a critical partner for travel industry suppliers. The transaction is expected to unlock value for customers, supply partners and shareholders, by combining the complementary strengths of each business.

The operations of ibibo Group were consolidated in the financial statements of the Group from January 31, 2017. In the year ended March 31, 2017, ibibo Group contributed revenue of USD 28,740 and loss of USD 26,470 to the Group’s result.

If the acquisition had occurred on April 1, 2016, management estimates that consolidated revenue would have been USD 609,798 and consolidated loss for the year ended March 31, 2017 would have been USD 225,355. This unaudited pro-forma information is not necessarily indicative of the results of operations that would have occurred had the acquisition been made at the beginning of the period.

Consideration transferred

The following table summarises the acquisition date fair value of each class of consideration transferred:

Equity instruments issued to Parent (38,971,539 Class B shares)	1,178,792
Equity instruments issued to Parent (Option to exercise and acquire 413,035 ordinary shares)	3,741
Working capital infusion by the Parent	(83,260)
Replacement share-based payment awards	15,008
Total Consideration transferred	1,114,281

Equity instruments issued

The fair value of the 38,971,539 Class B shares issued was based on the listed share price of the Company on the date of closing after making adjustments for certain selling restrictions. Under the acquisition agreement, the Parent had an option to purchase 413,035 ordinary shares of MMYT at $21.19 per share, which was exercised by the Parent on January 31, 2017. The difference between the exercise price and the stock price on the date of closing (after making adjustments for certain selling restrictions) was considered as part of purchase consideration.

Working capital infusion by the Parent

As per the terms of the acquisition agreement, as a key condition to the completion of the transaction, the Parent of ibibo Group contributed its pro rata share of consolidated net working capital of USD 82,826 in cash to MMYT at closing (which was subject to adjustments after completion). In May 2017, the Parent agreed to the working capital adjustment and total pro rate share contributed by the Parent is USD 83,260.

Replacement share-based payment awards

In accordance with the terms of the acquisition agreement, the Group exchanged share-based payment awards held by employees of ibibo Group (the acquiree’s awards) for equity-settled share-based payment awards of the Company (the replacement awards).

The replacement awards given in exchange of acquiree’s awards will have the same vesting schedule as was applicable to the ibibo Group employees before the acquisition. The fair value of the replacement awards on the date of acquisition was USD 26,021. The value of the replacement awards was USD 24,832, after taking into account estimated forfeiture rates. The consideration for the business combination includes USD 15,008 transferred to employees of Ibibo Group when the acquiree’s awards were substituted by the replacement awards, which relates to past service. The balance of USD 9,824 will be recognized as post-acquisition compensation cost over remaining vesting period of replaced awards.

Acquisition-related costs

The Group incurred “acquisition-related” costs of USD 5,972 relating to external legal fees and due diligence cost. These amounts were included in other operating expenses in the consolidated statement of profit or loss and other comprehensive income (loss) for the year ended March 31, 2017.

Identifiable assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting in accordance with IFRS 3 “Business Combinations”. The assets and liabilities of ibibo Group were recorded at fair value at the date of acquisition.

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	1,189
Intangible assets	153,860
Other non-current assets	20,499
Current assets and liabilities, net (including cash and cash equivalents of USD 19,988)	(12,309)
Employee benefits	(605)
Equity stake in an associate	2,060
Total identifiable net assets assumed	164,694
Non-controlling interest	(617)
Goodwill	950,204
Total purchase price	1,114,281

The fair value of the current assets acquired includes trade receivable with a fair value of USD 7,601.

The goodwill was attributable mainly to the skills and technical talent of ibibo Group’s work force and the synergies expected to be achieved from integrating the ibibo Group into the Group’s existing business. Goodwill recognized is not expected to be deductible for income tax purposes.

b) Acquisition of Bitla Software Private Limited

On July 25, 2018, the Group through one of its Indian subsidiaries, acquired 100% of the outstanding shares and voting interest of Bitla Software Private Limited (‘Bitla’), a travel technology provider company in India.

Through this acquisition, the Group aims at providing an extensive offering of technology products and solutions for the bus and hotel suppliers ecosystem and to accelerate growth in all of its travel segments and further strengthen the Group's strong market position.

The operations of Bitla have been consolidated in the financial statements of the Group from July 25, 2018. In the year ended March 31, 2019, Bitla contributed revenue of USD 4,208 and loss of USD 1,953 to the Group’s result.

If the acquisition had occurred on April 1, 2018, management estimates that consolidated revenue would have been USD 487,512 and consolidated loss for the year ended March 31, 2019 would have been USD 169,508. In determining these amounts, management has assumed that the fair value adjustments that arose on the date of acquisition would have been the same if the acquisition had occurred on April 1, 2018.

Consideration transferred

The purchase consideration comprised of the following :

Cash consideration	11,942
Total consideration transferred	11,942

Further, an additional payment may be required that can be forfeited due to termination of employment of the promoter and certain employees. This potential additional liability, which is linked to the service period, will be recorded as compensation cost under IAS 19 for future services till July 2020 and does not form part of consideration for acquiring the shares. The Company has recorded compensation cost of USD 1,844 associated with this liability during the year ended March 31, 2019.

Acquisition-related costs

The Group incurred acquisition related costs of USD 46 relating to external legal fees and due diligence cost. These amounts are included in other operating expenses in the consolidated statement of profit or loss and other comprehensive income (loss) for the year ended March 31, 2019.

Identifiable assets acquired and liabilities assumed

The acquisition was accounted for under the acquisition method of accounting in accordance with IFRS 3 "Business Combinations". The assets and liabilities of Bitla were recorded at their fair value at the date of acquisition. The Company has completed its evaluation of certain assets and liabilities including certain tax matters during the year ended March 31, 2019, as new information was obtained about facts and circumstances that existed as of the acquisition date, resulting in an adjustment of USD 261 to goodwill and of USD 223 to other non- current assets and of USD 38 to current assets and liabilities from tax related adjustments.

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	49
Intangible assets	6,066
Other non-current assets	22
Current assets and liabilities, net (including cash and cash equivalents of USD 691)	464
Employee benefits	(57)
Deferred tax liabilities	(1,317)
Right to receive equity stake in a travel entity	411
Total identifiable net assets acquired	5,638
Goodwill	6,304
Total purchase price	11,942

The fair value of the current assets acquired includes trade receivables with a fair value of USD 645.

The goodwill was attributable mainly to the skills and technical talent of Bitla’s work force. Goodwill recognized is not expected to be deductible for income tax purposes.